Net gain (loss) on financial instruments designated at fair value through profit or loss(IAS39) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net gain (loss) on financial instruments designated at fair value through profit or loss(IAS39) [Line Items]
Net gain (loss) on financial instruments designated at fair value through profit or loss		₩ (1,059,826)	₩ (501,955)
Financial assets designated at fair value through profit or loss
Net gain (loss) on financial instruments designated at fair value through profit or loss(IAS39) [Line Items]
Gain (loss) on valuation of debt securities		(65,475)	20,498
Gain (loss) on valuation of equity securities		(78,633)	(5,664)
Gain (loss) on valuation of other securities		13,020	11,798
Gain (loss) on sale of debt securities		11,673	16,625
Gain (loss) on sale of equity securities	₩ (4,737)	5,622	5,747
Dividend income Equity securities		51	185
Gain (loss) on valuation Borrowings	0
Gain (loss) on disposal and redemption Borrowings	0
Net gain (loss) on financial instruments designated at fair value through profit or loss		(113,742)	49,189
Financial liabilities designated at FVTPL
Net gain (loss) on financial instruments designated at fair value through profit or loss(IAS39) [Line Items]
Gain (loss) on valuation of other securities			(97)
Gain (loss) on sale of equity securities	0
Gain (loss) on sale of other securities		(43)	(109)
Gain (loss) on valuation Borrowings	382,667	(100,685)	(174,348)
Gain (loss) on disposal and redemption Borrowings	₩ (404,573)	(845,356)	(376,590)
Net gain (loss) on financial instruments designated at fair value through profit or loss		₩ (946,084)	₩ (551,144)